Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue
Sales		$ 49,281	$ 51,534	$ 32,737
OPERATING EXPENSES
Depreciation, depletion, amortization and impairment	2,810	12,005	42,018	41,219
General and administrative expenses	171,173	106,075	345,322	416,736
Total Operating Expenses	173,983	118,080	387,340	457,955
Loss From Operations	(173,983)	(68,799)
Other Expense
Other income	3,007
Interest expense, related parties	(33,064)	(27,404)	(123,898)	(100,175)
Total Other Income Expenses	(30,057)	(27,404)	(123,898)	(100,175)
Loss before taxation	(204,040)	(96,203)	(459,704)	(525,393)
Income taxes
NET LOSS	(204,040)	(96,203)	(525,393)	(525,393)
Other Comprehensive Income (Loss)
Foreign currency translation adjustments	47,450	(25,278)	(97,152)	68,370
Total Comprehensive Loss	$ (156,590)	$ (121,481)	$ (556,856)	$ (457,023)
Basic and Diluted Loss per Common Share	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Basic and Diluted Weighted Average Common Shares Outstanding	1,396,226,259	720,802,346	720,802,346	720,802,346